Goodwill and Other Intangibles (Tables)	12 Months Ended
Dec. 31, 2016
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill by Segment
Below is a summary of the changes in the carrying amount of goodwill by segment for the years ended December 31, 2016 and 2015:

In millions	Pharmacy Services	Retail/LTC	Total
Balance, December 31, 2014	$21,234	$6,908	$28,142
Acquisitions	452	9,554	10,006
Foreign currency translation adjustments	—	(40)	(40)
Other (1)	(1)	(1)	(2)
Balance, December 31, 2015	21,685	16,421	38,106
Acquisitions	—	126	126
Foreign currency translation adjustments	—	17	17
Other (1)	(48)	48	—
Balance, December 31, 2016	$21,637	$16,612	$38,249

(1) “Other” represents immaterial purchase accounting adjustments for acquisitions.

Anticipated Annual Amortization for Intangible Assets	The anticipated annual amortization expense for these intangible assets for the next five years is as follows:

In millions
2017	$780
2018	748
2019	704
2020	534
2021	473

Summary of the Company's intangible assets
The following table is a summary of the Company’s intangible assets as of December 31:

	2016			2015
In millions	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Trademark (indefinitely-lived)	$6,398	$—	$6,398	$6,398	$—	$6,398
Customer contracts and relationships and covenants not to compete	11,485	(4,802)	6,683	10,594	(4,092)	6,502
Favorable leases and other	1,123	(693)	430	1,595	(617)	978
	$19,006	$(5,495)	$13,511	$18,587	$(4,709)	$13,878